Restricted cash (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Restricted cash
Pledged bank deposits			¥ 2,248,938,000	¥ 3,367,396,000
Accrued interest			29,561,000	71,727,000
Time deposits with initial terms over three months			2,000,000	1,166,000
Restricted cash			¥ 2,280,499,000	¥ 3,440,289,000
Time deposits, minimum initial term	3 months	3 months
Weighted average
Restricted cash
Interest rate (in percent)	4.15%	4.64%	4.15%	4.64%
Short term borrowings
Restricted cash
Pledged bank deposits	$ 323,200,000	$ 467,800,000	¥ 2,108,848,000	¥ 3,263,466,000
Short term borrowings | Weighted average
Restricted cash
Interest rate (in percent)	2.04%	3.16%	2.04%	3.16%
Business guarantee
Restricted cash
Pledged bank deposits			¥ 3,718,000	¥ 1,729,000
Currency forwards and swaps
Restricted cash
Pledged bank deposits	$ 20,900,000	$ 14,650,000	¥ 136,372,000	¥ 102,201,000